Stock-based compensation - Summary of Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Options (in number of shares)
Beginning balance (in shares)	491,057	627,756	819,513
Exercised (in shares)	(3,827)	(48,172)	(145,485)
Forfeited or expired (in shares)	(77,758)	(88,527)	(46,272)
Ending balance (in shares)	409,472	491,057	627,756
Fully vested (in shares)	409,472
Weighted average exercise price
Beginning balance (in dollars per share)	$ 9.66	$ 14.00	$ 9.11
Exercised (in dollars per share)	6.03	6.41	11.00
Forfeited / Cancelled (in dollars per share)	9.65	11.28	12.40
Ending balance (in dollars per share)	9.73	$ 9.66	$ 14.00
Fully vested (in dollars per share)	$ 9.73